CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 12,276	$ 13,607	$ 13,474	$ 12,624	$ 9,774	$ 9,644
Non-controlling interest - in operating subsidiaries	(5,125)		(5,875)
Deficit	842		1,366
Accumulated other comprehensive income	(120)		(1,257)
Ownership changes	(109)		(109)
Invested Capital	$ 7,764	$ 7,760	$ 7,599	$ 6,618	$ 6,613	$ 6,387
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%